Intangible Assets, Net (Impairment) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 20,200,000	$ 3,600,000
RaidCall [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment loss	$ 15,300,000